Pension plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Overfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	$ 6,277	$ 5,585
Cumulative translation adjustment	(390)	(706)
Fair value of plan assets at end of year	4,411	6,277
Overfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	1,042	617
Actual return on plan assets	151	120
Assets sold during the year	(134)	(140)
Assets purchases, sales and settlements	195	288
Cumulative translation adjustment	(71)	(89)
Transfers in and/or out of Level 3	(330)	246
Fair value of plan assets at end of year	853	1,042
Overfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	194	128
Actual return on plan assets	13	(8)
Assets sold during the year	(19)	(1)
Assets purchases, sales and settlements	75	37
Cumulative translation adjustment	(15)	(16)
Transfers in and/or out of Level 3	(56)	54
Fair value of plan assets at end of year	192	194
Overfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	21	19
Actual return on plan assets	(8)
Cumulative translation adjustment	(1)	(2)
Transfers in and/or out of Level 3	(4)	4
Fair value of plan assets at end of year	8	21
Overfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	482	288
Actual return on plan assets	120	79
Assets sold during the year	(31)	(22)
Assets purchases, sales and settlements	27	135
Cumulative translation adjustment	(38)	(35)
Transfers in and/or out of Level 3	(102)	37
Fair value of plan assets at end of year	458	482
Overfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	345	182
Actual return on plan assets	26	49
Assets sold during the year	(84)	(117)
Assets purchases, sales and settlements	93	116
Cumulative translation adjustment	(17)	(36)
Transfers in and/or out of Level 3	(168)	151
Fair value of plan assets at end of year	195	345
Underfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	3,662	4,645
Cumulative translation adjustment	(93)	(126)
Fair value of plan assets at end of year	5,604	3,662
Underfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		204
Actual return on plan assets	63
Assets sold during the year	(81)
Assets purchases, sales and settlements	152
Cumulative translation adjustment	(7)
Transfers in and/or out of Level 3	261	(204)
Fair value of plan assets at end of year	388
Underfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		15
Actual return on plan assets	1
Assets sold during the year	(6)
Assets purchases, sales and settlements	34
Cumulative translation adjustment	(3)
Transfers in and/or out of Level 3	17	(15)
Fair value of plan assets at end of year	43
Underfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		1
Assets sold during the year	(1)
Transfers in and/or out of Level 3	1	(1)
Underfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		37
Actual return on plan assets	35
Assets sold during the year	(3)
Assets purchases, sales and settlements	12
Cumulative translation adjustment	12
Transfers in and/or out of Level 3	82	(37)
Fair value of plan assets at end of year	138
Underfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		151
Actual return on plan assets	27
Assets sold during the year	(71)
Assets purchases, sales and settlements	106
Cumulative translation adjustment	(16)
Transfers in and/or out of Level 3	161	(151)
Fair value of plan assets at end of year	$ 207